Property and Equipment, Net - Leased equipment (Details) - Evolv Technologies Holdings, Inc. - Leased equipment - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Leased equipment	$ 19,821		$ 19,821		$ 10,948	$ 4,252
Accumulated depreciation	(2,724)		(2,724)		(1,649)
Leased equipment, net	17,097		17,097		9,299	3,636
Depreciation	$ 600	$ 300	$ 1,000	$ 400	$ 900	$ 300
Depreciable lives			7 years		7 years